Operating Segments	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Operating Segments

NOTE 26. OPERATING SEGMENTS

The Companies are organized primarily on the basis of products and services sold in the U.S. A description of the operations included in the Companies’ primary operating segments effective September 2023 is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power
Dominion Energy Virginia	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
	Regulated electric generation fleet(1)	X	X
Dominion Energy South Carolina	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Regulated gas distribution and storage	X
Contracted Energy(2)	Nonregulated electric generation fleet(3)	X
(1)
Includes Virginia Power’s non-jurisdictional solar generation operations.
(2)
Includes renewable natural gas operations.
(3)
Includes solar generation facility development operations.

In addition to the operating segments above, the Companies also report a Corporate and Other segment.

Dominion Energy

The Corporate and Other Segment of Dominion Energy includes, effective September 2023, its corporate, service company and other functions (including unallocated debt) as well as its noncontrolling interest in Dominion Privatization and its nonregulated retail energy marketing operations (prior to December 2021), including its noncontrolling interest in Wrangler (through March 2022) and Hope (through August 2022). In addition, Corporate and Other includes specific items attributable to Dominion Energy’s operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources, as well as the net impact of the operations included in the East Ohio, PSNC and Questar Gas Transactions, its noncontrolling interest in Cove Point and gas transmission and storage operations, including its noncontrolling interest in Atlantic Coast Pipeline, reported as discontinued operations which are discussed in Notes 3 and 9.

In 2022, Dominion Energy reported after-tax net expenses of $1.7 billion in the Corporate and Other segment, including $1.7 billion of after-tax net expenses for specific items with $2.9 billion of after tax-net expenses attributable to its operating segments.

The net expenses for specific items attributable to Dominion Energy’s operating segments in 2022 primarily related to the impact of the following items:

•
A $1.5 billion ($1.1 billion after-tax) charge associated with the impairment of certain nonregulated solar generation facilities, attributable to Contracted Energy;
•
A $649 million ($513 million after-tax) loss associated with the sale of Kewaunee, attributable to Contracted Energy;
•
A $559 million ($451 million after-tax) loss related to investments in nuclear decommissioning trust funds, attributable to:
•
Contracted Energy ($393 million after-tax); and
•
Dominion Energy Virginia ($58 million after-tax);
•
A $243 million ($181 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review, attributable to Dominion Energy Virginia;
•
A $213 million ($159 million after-tax) charge for RGGI compliance costs deemed recovered through base rates, attributable to Dominion Energy Virginia;
•
A $191 million ($142 million after-tax) charge in connection with a comprehensive settlement agreement for Virginia fuel expenses, attributable to Dominion Energy Virginia;
•
$167 million ($124 million after-tax) of charges for dismantling costs associated with the early retirement of certain electric generation facilities, attributable to Dominion Energy Virginia;
•
$125 million ($93 million after-tax) of charges associated with storm damage and service restoration, attributable to:
•
Dominion Energy Virginia ($87 million after-tax); and
•
Contracted Energy ($6 million after-tax);
•
A $40 million ($30 million after-tax) charge associated with the write-off of inventory, attributable to:
•
Contracted Energy ($16 million after-tax); and
•
Dominion Energy Virginia ($14 million after-tax); partially offset by
•
A $67 million ($49 million after-tax) gain related to economic hedging activities, attributable to Contracted Energy.

In 2021, Dominion Energy reported after-tax net income of $705 million in the Corporate and Other segment, including $821 million of after-tax net benefit for specific items with $485 million of after tax-net expenses attributable to its operating segments.

The net expenses for specific items attributable to Dominion Energy’s operating segments in 2021 primarily related to the impact of the following items:

•
A $337 million ($254 million after-tax) loss related to economic hedging activities, attributable to Contracted Energy;
•
$266 million ($199 million after-tax) of charges associated with the settlement of the South Carolina electric base rate case, attributable to Dominion Energy South Carolina;
•
A $211 million ($161 million after-tax) net loss on the sale of non-wholly-owned nonregulated solar facilities, attributable to Contracted Energy;
•
A $151 million ($112 million after-tax) loss from an unbilled revenue reduction at Virginia Power, attributable to Dominion Energy Virginia;
•
A $125 million ($93 million after-tax) net charge associated with the settlement of the 2021 Triennial Review, attributable to Dominion Energy Virginia;
•
A $77 million ($57 million after-tax) charge for the forgiveness of Virginia retail electric customer accounts in arrears pursuant to Virginia’s 2021 budget process, attributable to Dominion Energy Virginia;
•
A $70 million ($53 million after-tax) charge associated with litigation acquired in the SCANA Combination, attributable to Dominion Energy South Carolina;
•
A $68 million ($50 million after-tax) charge associated with storm damage and service restoration in Virginia Power’s service territory, attributable to Dominion Energy Virginia;
•
A $61 million ($45 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review, attributable to Dominion Energy Virginia; and
•
A $44 million ($35 million after-tax) charge related to a revision in estimated recovery of spent nuclear fuel costs associated with the decommissioning of Kewaunee, attributable to Contracted Energy; partially offset by
•
A $568 million ($445 million after-tax) gain related to investments in nuclear decommissioning trust funds, attributable to:
•
Contracted Energy ($390 million after-tax); and
•
Dominion Energy Virginia ($55 million after-tax); and
•
A $130 million ($97 million after-tax) benefit for a change in the expected CCRO to be provided to Virginia retail electric customers under the GTSA, attributable to Dominion Energy Virginia.

In 2020, Dominion Energy reported after-tax net expenses of $2.9 billion in the Corporate and Other segment, including $2.7 billion of after-tax net expenses for specific items with $1.2 billion of after-tax net expenses attributable to its operating segments.

The net expenses for specific items attributable to Dominion Energy’s operating segments in 2020 primarily related to the impact of the following items:

•
A $751 million ($564 million after-tax) charge primarily related to the planned early retirement of certain Virginia Power electric generation facilities, attributable to Dominion Energy Virginia;
•
A $405 million ($325 million after-tax) charge associated with certain nonregulated solar generation facilities, attributable to Contracted Energy;
•
A $221 million ($171 million after-tax) charge associated with the sale of Fowler Ridge, attributable to Contracted Energy; and
•
A $130 million ($97 million after-tax) charge for the expected CCRO to be provided to Virginia retail electric customers under the GTSA, attributable to Dominion Energy Virginia;
•
A $127 million ($94 million after-tax) charge for the forgiveness of Virginia retail electric customer accounts in arrears pursuant to legislation enacted in November 2020, attributable to Dominion Energy Virginia; and
•
A $117 million ($93 million after-tax) of charges associated with litigation acquired in the SCANA Combination, attributable to Dominion Energy South Carolina; partially offset by
•
A $335 million ($264 million after-tax) net gain related to investments in nuclear decommissioning trust funds attributable to:
•
Dominion Energy Virginia ($27 million after-tax); and
•
Contracted Energy ($237 million after-tax).

The following table presents segment information pertaining to Dominion Energy’s operations:

Year Ended December 31,	Dominion Energy Virginia	Dominion Energy South Carolina	Contracted Energy	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
2022
Total revenue from external customers	$9,658	$3,323	$890	$74	$—	$13,945
Intersegment revenue	(15)	7	18	846	(856)	—
Total operating revenue	9,643	3,330	908	920	(856)	13,945
Depreciation, depletion and amortization	1,452	507	123	360	—	2,442
Equity in earnings of equity method investees	—	—	2	19	—	21
Interest income (expense)	17	6	75	61	(50)	109
Interest and related charges (benefit)	645	220	18	169	(50)	1,002
Income tax expense (benefit)	411	132	64	(755)	—	(148)
Net income from discontinued operations	—	—	—	972	—	972
Net income (loss) attributable to Dominion Energy	2,007	505	173	(1,691)	—	994
Investment in equity method investees(1)	—	—	103	192	—	295
Capital expenditures	5,187	708	683	1,180	—	7,758
Total assets (billions)	55.3	17.2	7.7	29.5	(5.5)	104.2
2021
Total revenue from external customers	$7,990	$2,968	$1,018	$(616)	$60	$11,420
Intersegment revenue	(14)	7	67	837	(897)	—
Total operating revenue	7,976	2,975	1,085	221	(837)	11,420
Depreciation, depletion and amortization	1,296	486	162	159	—	2,103
Equity in earnings of equity method investees	—	(3)	(2)	20	—	15
Interest income (expense)	11	10	81	12	(19)	95
Interest and related charges (benefit)	535	206	42	491	(19)	1,255
Income tax expense (benefit)	467	125	49	(402)	—	239
Net income from discontinued operations	—	—	—	1,357	—	1,357
Net income attributable to Dominion Energy	1,914	437	232	705	—	3,288
Investment in equity method investees(1)	—	—	74	88	—	162
Capital expenditures	3,756	694	420	1,191	—	6,061
Total assets (billions)	50.0	16.4	10.2	26.5	(3.5)	99.6
2020
Total revenue from external customers	$7,779	$2,782	$1,019	$322	$49	$11,951
Intersegment revenue	(16)	5	52	869	(942)	(32)
Total operating revenue	7,763	2,787	1,071	1,191	(893)	11,919
Depreciation, depletion and amortization	1,245	474	182	90	—	1,991
Equity in earnings of equity method investees	—	(1)	(5)	5	—	(1)
Interest income (expense)	11	12	91	34	(47)	101
Interest and related charges (benefit)	524	219	75	568	(47)	1,339
Income tax expense (benefit)	500	107	(24)	(642)	—	(59)
Net loss from discontinued operations	—	—	—	(1,334)	—	(1,334)
Net income (loss) attributable to Dominion Energy	1,884	419	202	(2,906)	—	(401)
Capital expenditures	3,372	700	730	1,529	—	6,331

(1)
Excludes liability to Atlantic Coast Pipeline.

Intersegment sales and transfers for Dominion Energy are based on contractual arrangements and may result in intersegment profit or loss that is eliminated in consolidation, including amounts related to entities presented within discontinued operations.

Virginia Power

The Corporate and Other Segment of Virginia Power primarily includes specific items attributable to its operating segment that are not included in profit measures evaluated by executive management in assessing the segment’s performance or in allocating resources.

In 2022, Virginia Power reported after-tax net expenses of $792 million in the Corporate and Other segment, including $773 million of after-tax net expenses for specific items all of which were attributable to its operating segment.

The net expenses for specific items attributable to its operating segment in 2022 primarily related to the impact of the following items:

•
A $243 million ($181 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review;
•
A $213 million ($159 million after-tax) charge for RGGI compliance costs deemed recovered through base rates;
•
A $191 million ($142 million after-tax) charge in connection with a comprehensive settlement agreement for Virginia fuel expenses;
•
$167 million ($124 million after-tax) of charges for dismantling costs associated with the early retirement of certain electric generation facilities;
•
$117 million ($87 million after-tax) of charges associated with storm damage and service restoration in its service territory; and
•
A $78 million ($58 million after-tax) loss related to investments in nuclear decommissioning trust funds.

In 2021, Virginia Power reported after-tax net expenses of $202 million in the Corporate and Other segment, including $202 million of after-tax net expenses for specific items all of which were attributable to its operating segment.

The net expenses for specific items attributable to its operating segment in 2021 primarily related to the impact of the following items:

•
A $151 million ($112 million after-tax) loss from an unbilled revenue reduction;
•
A $125 million ($93 million after-tax) net charge associated with the settlement of the 2021 Triennial Review;
•
A $77 million ($57 million after-tax) charge for the forgiveness of Virginia retail electric customer accounts in arrears pursuant to Virginia’s 2021 budget process;
•
A $68 million ($50 million after-tax) charge associated with storm damage and service restoration in its service territory; and
•
A $61 million ($45 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review; partially offset by
•
A $130 million ($97 million after-tax) benefit for a change in the expected CCRO to be provided to Virginia retail electric customers under the GTSA.

In 2020, Virginia Power reported after-tax net expenses of $863 million in the Corporate and Other segment, including $915 million of after-tax net expenses for specific items all of which were attributable to its operating segment.

The net expenses for specific items attributable to its operating segment in 2020 primarily related to a $751 million ($559 million after-tax) charge related to the planned early retirement of certain electric generation facilities, a $130 million ($97 million after-tax) charge for the expected CCRO to be provided to Virginia retail electric customers under the GTSA and a $127 million ($94 million after-tax) charge for the forgiveness of Virginia retail electric customer accounts in arrears pursuant to legislation enacted in November 2020.

The following table presents segment information pertaining to Virginia Power’s operations:

Year Ended December 31,	Dominion Energy Virginia	Corporate and Other	Consolidated Total
(millions)
2022
Operating revenue	$9,643	$11	$9,654
Depreciation and amortization	1,452	284	1,736
Interest income	17	—	17
Interest and related charges (benefit)	645	(3)	642
Income tax expense (benefit)	411	(220)	191
Net income (loss)	2,007	(792)	1,215
Capital expenditures	5,187	—	5,187
Total assets (billions)	53.2	—	53.2
2021
Operating revenue	$7,976	$(506)	$7,470
Depreciation and amortization	1,296	68	1,364
Interest income	11	—	11
Interest and related charges (benefit)	535	(1)	534
Income tax expense (benefit)	467	(70)	397
Net income (loss)	1,914	(202)	1,712
Capital expenditures	3,756	—	3,756
Total assets (billions)	47.9	—	47.9
2020
Operating revenue	$7,763	$—	$7,763
Depreciation and amortization	1,245	7	1,252
Interest income	11	—	11
Interest and related charges (benefit)	524	(8)	516
Income tax expense (benefit)	500	(271)	229
Net income (loss)	1,884	(863)	1,021
Capital expenditures	3,372	—	3,372